Summary of Significant Accounting Policies, Advertising Costs (FY) (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 10, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019
Advertising Costs [Abstract]
Advertising Expense	$ 2,861	$ 461	$ 1,293	$ 3,066